Leases Commitments (Details Narrative) (Shenzhen Yeller Audio & Video Technology Co., Ltd.)	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Right-of-use assets	$ 209,977		$ 264,164
Current operating lease liabilities	102,902		102,160
Non-current operating lease liabilities	112,045		166,444
Subsidy of contractual obligation	471,901		471,901
Deferred subsidy income	220,719		277,678
RMB [Member]
Subsidy of contractual obligation | ¥		¥ 3,245,000		¥ 3,245,000
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member]
Right-of-use assets	209,977		264,164
Current operating lease liabilities	102,902		102,159
Non-current operating lease liabilities	$ 112,045		166,444
Current operating lease liabilities expiration date	Jul. 17, 2022
Subsidy of contractual obligation	$ 471,901		471,901
Deferred subsidy income	$ 220,719		277,678
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member] | RMB [Member]
Subsidy of contractual obligation		¥ 3,245,000	$ 3,245,000